Annual Total Returns[BarChart] - DWS RREEF Real Estate Securities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.99%	17.04%	(0.44%)	31.34%	2.58%	6.75%	6.11%	(3.49%)	29.11%	(5.20%)